Other Finance Costs - Disclosure of Detailed Information About Finance Costs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Finance Cost [Abstract]
Interest on bank loans	¥ 1,307
Interest on lease liabilities	1,660	¥ 1,034
Changes in the carrying amount of put option liabilities	325	322
Total	¥ 3,292	¥ 1,356